Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 702,933	$ 581,117	$ 4,218,841	$ 831,365
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	295,611	84,929	251,208	75,019
Stock options	35,719		168,842
Allowance for accounts receivable			8,692
Amortization of interest expense	28,476
(Increase) decrease in assets:
Restricted cash	(1,140,441)	(1,211,525)	(275,463)
Accounts receivable	(1,037,233)	(702,791)	(12,361,137)	(1,320,357)
Retentions receivable	(737,085)	(103,439)	(2,389,100)	(120,273)
Notes receivable	(1,156,228)		(73,861)
Other receivables, deposits and prepayments	(71,892)	(418,625)	(489,110)	(805,014)
Advances to suppliers	(4,364,611)	(1,028,384)	(822,688)	(11,240)
Inventories	(1,834,856)	(1,946,863)	(2,216,487)	(168,401)
Increase (decrease) in liabilities:
Accounts payable	(356,798)	961,766	1,395,002	517,521
Other payables and accrued expenses	(368,174)	(723,618)	(298,079)	(182,719)
Advance from customers	(133,968)	3,042,982	42,848	202,729
Taxes payable	(805,877)	(411,530)	431,139	415,664
Net cash used in operating activities	(10,944,424)	(1,875,981)	(12,409,353)	(565,706)
CASH FLOWS FROM INVESTING ACTIVITIES:
Construction in process	(700,896)	(38,007)		(1,245,742)
Acquisition of property & equipment	(273,988)	(1,458,035)	(5,884,286)	(52,581)
Acquisition of intangible assets		(60,134)	(75,401)
Long term investment				(87,353)
Net cash used in investing activities	(974,884)	(1,556,176)	(5,959,687)	(1,385,676)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long term loans	83,823		10,000,000	3,220,612
Advance from shareholder	(164,269)		545,999
Proceeds from short term loans		5,946,097	11,042,802
Repayment of short term loans	(244,607)	(5,565,156)	(10,511,005)
Contribution by shareholders		2,285,754	2,132,732
Issuance of common stock for cash			17,050,203
Net cash provided by financing activities	(325,053)	2,666,695	30,260,731	3,220,612
EFFECT OF EXCHANGE RATE CHANGE ON CASH & EQUIVALENTS	173,948	3,248	121,732	60
NET INCREASE IN CASH & EQUIVALENTS	(12,070,413)	(762,214)	12,013,423	1,269,290
CASH & EQUIVALENTS, BEGINNING OF PERIOD	13,308,568	1,295,145	1,295,145	25,855
CASH & EQUIVALENTS, END OF PERIOD	1,238,155	532,931	13,308,568	1,295,145
Supplemental Cash flow data:
Income tax paid	530,194	320,333	1,216,021	14,883
Interest paid	$ 129,443	$ 204,584	$ 616,458	$ 129,274